Share-based Compensation - Restricted Share Unit Award Activities - Narrative (Details) - Restricted share units $ / shares in Units, $ in Billions	Dec. 31, 2024 USD ($) $ / shares shares
2009 Restricted Share Unit Plan and 2019 Restricted Share Unit Plan
Share based Compensation
Aggregate intrinsic value of RSUs outstanding | $	$ 1.0
Company's closing stock price per ADS used to calculate intrinsic value | $ / shares	$ 89.21
2019 Restricted Share Unit Plan
Share based Compensation
Number of shares available for future grant | shares	211,437,320